Temporary Equity	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Convertible Preferred Shares
9. Ordinary Share Warrants
As of December 31, 2022, and 2021, the following warrants were issued and outstanding, after giving effect to the Recapitalization:

	As of December 31, 2022 and 2021
	Issued and Outstanding Share Warrants		Weighted-Average Exercise Price		Expiration Date
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Warrants to purchase ordinary shares	425,325	850,650	$0.28	$0.28	April 2025
Warrants issued to customers	499,500	—	$0.01	$—	June 2028
Total	924,825	850,650
Prior to the completion of the IPO during the third quarter of 2021, the warrants to purchase ordinary shares were Series B/C convertible preferred share warrants. As discussed in Note 2 above, the Series B/C convertible preferred share warrants automatically converted to warrants to purchase ordinary shares